Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 20,582
2015	14,209
2016	10,526
2017	8,200
2018	6,203
Thereafter	9,884
Total minimum lease payments	$ 69,604